CASH ADVANCE PAYMENT - SAWGRASS HOLDINGS LLC (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash as of December 31, 2024	$ 3,799,281	$ 6,266,296	$ 2,441,842
Contract liabilities, current as of March 31, 2025	(10,367,852)	(11,805,018)	$ (1,666,243)
Sawgrass Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash as of December 31, 2024	5,000,000	5,000,000
Contract liabilities, current as of March 31, 2025	(3,750,000)	(5,000,000)
Revenue recognized for the three months ended March 31, 2025	$ 1,250,000